Balance Sheet Components - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		$ 4,273	$ 2,329
Less accumulated depreciation and amortization		(1,654)	(957)
Total property and equipment, net	$ 4,111	2,619	1,372
Equipment
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		2,321	1,298
Equipment Loan To Customer
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		786	263
Office Furniture
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		90	68
Software
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		76	76
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		764	366
Construction in Progress
Property, Plant and Equipment [Line Items]
Equipment on loan to customers		$ 236	$ 258